Post-retirement benefits - Pension cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Post-retirement benefits
Defined contribution schemes	$ 432	$ 341
Current service costs and expenses	93	88
Past service credit/(cost)	(34)	40
Pension costs	491	469	$ 378
Pension schemes
Post-retirement benefits
Past service credit/(cost)	$ (34)	$ 40